Related Parties	6 Months Ended
Jun. 30, 2023
Related Parties
Related Parties

Note 6 – Related Parties

Genmab’s related parties are its Board of Directors, the Executive Management Team, and close members of the family of these persons.

Genmab has not granted any loans, guarantees or other commitments to or on behalf of any of the members of the Board of Directors or members of the registered Executive Management.

Other than the remuneration and other transactions relating to the Board of Directors and the registered Executive Management described in Note 5.1 in the Annual Report, there were no material related party transactions during the first six months of 2023.

Changes to the Executive Management Team and the Board of Directors

Genmab implemented an administrative organizational change whereby effective January 1, 2023, only Jan van de Winkel, President and Chief Executive Officer, and Anthony Pagano, Executive Vice President and Chief Financial Officer, are formally registered as executive managers with the Danish Business Authority.

Additionally, during the first six months of 2023, there was one change to the Executive Management Team. Effective March 29, 2023, Martine van Vugt was appointed to Executive Vice President and Chief Strategy Officer. Martine joins the existing Executive Management Team of Jan van de Winkel, President and Chief Executive Officer, Anthony Pagano, Executive Vice President and Chief Financial Officer, Judith Klimovsky, Executive Vice President and Chief Development Officer, Anthony Mancini, Executive Vice President and Chief Operating Officer, Tahamtan Ahmadi, Executive Vice President and Chief Medical Officer, Birgitte Stephensen, Executive Vice President and Chief Legal Officer and

Christopher Cozic, Executive Vice President and Chief People Officer.

Following Genmab A/S’ Annual General Meeting on March 29, 2023, the Board of Directors is comprised of five independent board members, one non-independent board member, and three employee-elected board members. Deirdre P. Connelly (Chair), Pernille Erenbjerg (Deputy Chair), Rolf Hoffmann, Elizabeth O’Farrell, Paolo Paoletti and Anders Gersel Pedersen were re-elected to the Board of Directors for a one-year period. Mijke Zachariasse, Martin Schultz and Takahiro Hamatani continue to serve as employee-elected board members for a three-year period expiring in 2025.